Other non-current assets	12 Months Ended
Dec. 31, 2025
Other Non-current Assets [Abstract]
Other non-current assets
9 Other non-current assets
As of December 31, 2025, other non-current assets are comprised of rent, trade, and other term deposits amounting to USD 1,254 thousand (2024: USD 1,373 thousand), restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period, and other non-current assets amounting to USD 24 thousand as of December 31, 2025 (2024: USD 35 thousand).